Annual Total Returns (Vanguard LifeStrategy Conservative Growth Fund - Investor Shares Retail) (Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Conservative Growth Fund - Investor Shares)
12 Months Ended
Oct. 31, 2013
Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Annual Total Return
2013	9.08%
2012	9.19%
2011	1.76%
2010	11.14%
2009	17.06%
2008	(19.52%)
2007	6.99%
2006	10.62%
2005	4.45%
2004	8.02%